Summary of significant accounting policies - Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets	$ 40,823		$ 0
Present value of lease liabilities	49,166
Deferred rent	$ 0		$ 2,602
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets		$ 37,216
Present value of lease liabilities		40,070
Deferred rent		430
Deferred credit		$ 2,424